EMPLOYEE INCENTIVE COMPENSATION PLANS	12 Months Ended
Nov. 30, 2014
Schedule Of Employee Incentive Compensation Plan [Abstract]
EMPLOYEE INCENTIVE COMPENSATION PLANS
NOTE 10:	EMPLOYEE INCENTIVE COMPENSATION PLANS

Annual Incentive Plan

The Annual Incentive Plan (“AIP”) provides a cash bonus that is earned based upon the Company’s business unit and consolidated financial results as measured against pre-established internal targets and upon the performance and job level of the individual. Total amounts charged to expense for this plan for the years ended November 30, 2014, November 24, 2013, and November 25, 2012, were $68.3 million, $76.6 million and $54.6 million, respectively. As of November 30, 2014, and November 24, 2013, the Company had accrued $70.5 million and $79.6 million, respectively, for the AIP.

Long-Term Incentive Plans

2006 Equity Incentive Plan (“EIP”). In July 2006, the Board adopted, and the stockholders approved, the EIP. The EIP was subsequently amended by the Board of Directors in 2011 and 2014, and approved by the stockholders in April 2014. For more information on this plan, see Note 11.

2005 Long-Term Incentive Plan (“LTIP”). The Company established a long-term cash incentive plan effective at the beginning of 2005. Executive officers are not participants in this plan. Performance will be measured at the end of a three-year period based on the Company’s performance over the period measured against the following pre-established targets: (i) the target compound annual growth rate in the Company’s net revenues over the three-year period; and (ii) the target compound annual growth rate of the Company’s net earnings adjusted for certain items such as interest and taxes for the three-year period. Beginning in 2013, the net earnings target measurement component will be determined at the end of a three-year period based on the Company’s average margin of net earnings over the period adjusted for certain items such as interest and taxes. Individual target amounts are set for each participant based on job level. Awards will be paid out in the quarter following the end of the three-year period based on Company performance against objectives.

The Company recorded expense for the LTIP of $2.3 million and $2.8 million for the years ended November 30, 2014 and November 24, 2013, respectively, and a net reversal of expense for the LTIP of $3.6 million for the year ended November 25, 2012. As of November 30, 2014, and November 24, 2013, the Company had accrued a total of $4.5 million and $2.9 million, respectively, for the LTIP.